BUSINESS COMBINATION - Business acquisitions, by acquisition (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Goodwill	$ 308,509,397	$ 313,588,803
TianXinFu
Cash and cash equivalents			$ 97,702,278
Accounts receivable			312,832
Inventories			2,745,771
Other current assets			283,824
Property, plant and equipment			6,522,447
Land use rights			4,135,141
Intangible assets			63,725,856
Deferred income tax assets			480,334
Current liabilities			(6,129,418)
Deferred income tax liabilities			(10,382,902)
Fair value of noncontrolling interest			(53,871,002)
Goodwill			329,364,009
Total purchase consideration			$ 434,889,170